Borrowed Funds (Amortized Cost and Fair Value of The Underlying Securities Used As Collateral For Securities Sold Under Agreements to Repurchase) (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost of collateral	$ 325,392	$ 98,401
Fair value of collateral	322,563	102,673
Mortgage-backed securities:
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost of collateral	325,392	98,401
Fair value of collateral	$ 322,563	$ 102,673